OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

Other expenses for the years ended December 31, 2025, 2024 and 2023 include the following:

	Year Ended December 31,
	2025	2024	2023
Loss on disposal of property, plant and equipment	$-	$946,204	-
Other expenses	-	29,266	9,796
	-	975,470	9,796